Balances and transactions with related parties	9 Months Ended
Sep. 30, 2019
Balances and transactions with related parties
Balances and transactions with related parties

23.Balances and transactions with related parties

The following table provides the total amount of transactions that have been entered into with related parties during the nine months ended September 30, 2019 and 2018, as well as balances with related parties as at September 30, 2019 and December 31, 2018:

	For the nine months ended
	September 30, 2019		As at September 30, 2019
	Sales to/	Purchases/	Amounts owed	Amounts
	income from	expenses from	by related	owed to
	related parties	related parties	parties	related parties
Associates	114	(380)	332	(59)
Key management personnel	1	(191)	—	(69)
Other related parties	3	(18)	8	(4)

	For the nine months ended
	September 30, 2018		As at December 31, 2018
	Sales to/	Purchases/	Amounts owed	Amounts
	income from	expenses from	by related	owed to
	related parties	related parties	parties	related parties
Associates	—	—	180	(185)
Key management personnel	12	(124)	—	(70)
Other related parties	3	(22)	6	(3)

Benefits of key management and Board of Directors generally comprise of short-term benefits amounted to 162 during the nine months ended September 30, 2019 (84 - during the nine months ended September 30, 2018) and share-based payments amounted to 29 during the nine months ended September 30, 2019 (28 - during the nine months ended September 30, 2018).